Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Profit before income tax and social contribution	R$ 4,753,984	R$ 4,272,750	R$ 3,170,156
Adjustments for:
Depreciation and amortization	2,790,586	2,450,849	2,253,322
Residual value of property, plant and equipment, intangible assets and investment properties written-off	8,354	10,110	27,754
Bad debt expense	652,920	782,057	643,730
Provisions and inflation adjustment of provisions	458,889	630,689	380,624
Interest calculated on borrowings and financing payable	1,314,359	1,091,592	647,980
Inflation adjustment and exchange (losses) gains on borrowings and financing	(163,322)	(301,716)	177,269
Interest and inflation adjustments on liabilities	17,024	22,225	37,202
Interest and inflation adjustments on assets	(96,256)	(400,057)	(171,173)
Finance charges from customers	(374,902)	(328,486)	(349,491)
Construction margin on intangible assets arising from concession agreements	(125,603)	(109,369)	(98,402)
Provision for Consent Decree (TAC) and Knowledge Retention Program (PRC)	356,300	(1,238)	3,195
Equity results of investments in affiliaties	(32,393)	(24,551)	(22,079)
Interest and monetary adjustments on PPP	1,001,078	489,197	464,398
Transfer to the São Paulo Municipal Government	195,874	167,714	131,878
Pension plan obligations	238,751	183,262	176,673
Other adjustments	21,997	15,488	15,152
Total Adjustments	11,017,640	8,950,516	7,488,188
Changes in assets
Trade receivables	(835,324)	(489,885)	(742,260)
Accounts receivable from related parties	(4,553)	(295,091)	20,665
Inventories	38,239	(10,741)	(8,658)
Recoverable taxes	(251,741)	33,198	(253,432)
Escrow deposits	72,469	5,348	43,865
Other assets	36,091	18,264	31,386
Changes in liabilities
Trade payables and contractors	(394,188)	(220,462)	(245,501)
Services payable	(168,384)	86,501	(116,601)
Accrued payroll and related taxes	19,377	73,126	12,478
Taxes and contributions payable	186,810	120,853	196,255
Deferred Cofins and Pasep	4,374	267	10,012
Provisions	(243,241)	(468,398)	(184,433)
Pension plan obligations	(249,488)	(239,174)	(215,937)
Other liabilities	(868,699)	(722,549)	(68,260)
Cash generated from operations	8,359,382	6,841,773	5,967,767
Interest paid	(1,936,419)	(1,505,488)	(845,445)
Income tax and social contribution paid	(1,568,611)	(1,368,686)	(1,208,569)
Net cash generated from operating activities	4,854,352	3,967,599	3,913,753
Cash flows from investing activities
Acquisition of contract assets and intangible assets	(3,991,325)	(3,550,537)	(3,696,669)
Restricted cash	(17,470)	(9,007)	7,275
Financial investments	(742,843)	755,512	1,076,468
Investment properties	(6,625)	(648)
Purchase of property, plant and equipment	(147,249)	(73,668)	(50,281)
Net cash used in investing activities	(4,905,512)	(2,878,348)	(2,663,207)
Cash flows from financing activities
Borrowings and financing
Proceeds from loans	2,371,111	2,807,026	2,922,811
Payment of loans	(1,771,090)	(1,536,724)	(2,896,604)
Payment of interest on capital	(823,671)	(603,541)	(254,218)
Public-Private Partnership - PPP	(673,645)	(590,201)	(579,486)
Program Contract Commitments	(81,357)	(16,255)	(121,521)
Capital increase	811
Net cash generated by (used in) financing activities	(977,841)	60,305	(929,018)
Increase / (decrease) in cash and cash equivalents	(1,029,001)	1,149,556	321,528
Represented by:
Cash and cash equivalents at the beginning of the year	1,867,485	717,929	396,401
Cash and cash equivalents at the end of the year	R$ 838,484	R$ 1,867,485	R$ 717,929